Notes Payable - Summary of Purchased Certain Machinery and Equipment under Two Note Payable Agreements (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total notes payable	$ 18,732	$ 55,687	$ 100,331
Less: current portion of notes payable	(18,732)	(49,994)	(44,601)
Long term portion of notes payable		5,693	55,730
Note Payable, 15.2% Interest
Debt Instrument [Line Items]
Total notes payable	6,395	16,938	29,259
Note Payable, 10.0% Interest
Debt Instrument [Line Items]
Total notes payable	$ 12,337	$ 38,749	$ 71,072